Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Lazard Active ETF Trust
Entity Central Index Key	0002051630
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000259181
Shareholder Report [Line Items]
Fund Name	Lazard Equity Megatrends ETF
Trading Symbol	THMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Equity Megatrends ETF for the period of April 7, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Equity Megatrends ETF	$13	0.50%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Lazard Equity Megatrends ETF	MSCI ACWI Index
03/25	$10,000	$10,000
04/25	$11,136	$10,000
05/25	$11,696	$10,575
06/25	$12,192	$11,050

Average Annual Return [Table Text Block]
Fund	Since Inception 4/7/25
Lazard Equity Megatrends ETF	21.39%
MSCI ACWI Index	20.67%

Performance Inception Date	Apr. 07, 2025
AssetsNet	$ 36,296,951
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 39,600
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$36,296,951
# of Portfolio Holdings	55
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$39,600

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	42.0%
Industrials	16.4%
Health Care	15.7%
Financials	9.5%
Consumer Discretionary	6.0%
Communication Services	5.9%
Energy	2.1%
Other (includes short-term investments)	2.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	4.5%
Alphabet, Inc., Class A	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.7%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.6%
Reliance Industries Ltd. GDR	2.1%
Applied Materials, Inc.	2.1%
SAP SE	2.1%
Siemens AG	2.0%
Apple, Inc.	2.0%

C000259182
Shareholder Report [Line Items]
Fund Name	Lazard International Dynamic Equity ETF
Trading Symbol	IEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Dynamic Equity ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard International Dynamic Equity ETF	$65	1.18%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Lazard International Dynamic Equity ETF	MSCI EAFE/ACWI ex US Linked Index	MSCI ACWI ex USA Index
6/15	$10,000	$10,000	$10,000
7/15	$10,123	$10,208	$9,972
8/15	$9,406	$9,457	$9,210
9/15	$9,079	$8,977	$8,783
10/15	$9,724	$9,678	$9,437
11/15	$9,662	$9,528	$9,242
12/15	$9,557	$9,399	$9,068
1/16	$8,945	$8,720	$8,451
2/16	$8,644	$8,560	$8,354
3/16	$9,194	$9,117	$9,034
4/16	$9,298	$9,381	$9,272
5/16	$9,412	$9,296	$9,115
6/16	$8,966	$8,984	$8,976
7/16	$9,422	$9,439	$9,419
8/16	$9,365	$9,445	$9,479
9/16	$9,511	$9,562	$9,596
10/16	$9,344	$9,366	$9,458
11/16	$9,167	$9,179	$9,239
12/16	$9,449	$9,493	$9,476
1/17	$9,799	$9,769	$9,811
2/17	$9,895	$9,908	$9,968
3/17	$10,234	$10,181	$10,220
4/17	$10,531	$10,440	$10,439
5/17	$10,807	$10,823	$10,778
6/17	$10,828	$10,804	$10,811
7/17	$11,114	$11,116	$11,210
8/17	$11,167	$11,112	$11,268
9/17	$11,443	$11,388	$11,478
10/17	$11,655	$11,561	$11,694
11/17	$11,698	$11,682	$11,789
12/17	$11,809	$11,870	$12,052
1/18	$12,437	$12,465	$12,723
2/18	$11,766	$11,903	$12,123
3/18	$11,658	$11,688	$11,910
4/18	$11,820	$11,955	$12,100
5/18	$11,550	$11,686	$11,820
6/18	$11,333	$11,543	$11,598
7/18	$11,647	$11,828	$11,876
8/18	$11,334	$11,599	$11,627
9/18	$11,400	$11,700	$11,680
10/18	$10,507	$10,769	$10,730
11/18	$10,409	$10,755	$10,832
12/18	$9,889	$10,233	$10,341
1/19	$10,639	$10,906	$11,123
2/19	$10,821	$11,184	$11,340
3/19	$10,912	$11,254	$11,408
4/19	$11,116	$11,570	$11,709
5/19	$10,468	$11,015	$11,080
6/19	$11,025	$11,668	$11,748
7/19	$10,707	$11,520	$11,605
8/19	$10,423	$11,222	$11,247
9/19	$10,718	$11,543	$11,536
10/19	$11,071	$11,958	$11,939
11/19	$11,196	$12,093	$12,044
12/19	$11,606	$12,486	$12,566
1/20	$11,374	$12,225	$12,228
2/20	$10,479	$11,120	$11,262
3/20	$9,039	$9,636	$9,631
4/20	$9,561	$10,258	$10,361
5/20	$9,956	$10,705	$10,700
6/20	$10,212	$11,069	$11,184
7/20	$10,375	$11,327	$11,682
8/20	$10,829	$11,910	$12,182
9/20	$10,608	$11,600	$11,883
10/20	$10,225	$11,137	$11,627
11/20	$11,584	$12,863	$13,191
12/20	$12,234	$13,461	$13,904
1/21	$12,103	$13,318	$13,935
2/21	$12,483	$13,617	$14,210
3/21	$12,921	$13,930	$14,390
4/21	$13,324	$14,349	$14,814
5/21	$13,870	$14,817	$15,277
6/21	$13,692	$14,650	$15,178
7/21	$13,882	$14,761	$14,928
8/21	$14,085	$15,021	$15,212
9/21	$13,445	$14,585	$14,725
10/21	$13,848	$14,944	$15,076
11/21	$13,232	$14,248	$14,397
12/21	$13,939	$14,978	$14,992
1/22	$13,590	$14,254	$14,440
2/22	$13,067	$14,002	$14,154
3/22	$13,017	$14,092	$14,177
4/22	$12,145	$13,180	$13,286
5/22	$12,544	$13,279	$13,382
6/22	$11,398	$12,047	$12,231
7/22	$11,946	$12,647	$12,649
8/22	$11,255	$12,047	$12,242
9/22	$10,189	$10,920	$11,019
10/22	$10,816	$11,507	$11,348
11/22	$12,247	$12,803	$12,688
12/22	$12,064	$12,813	$12,593
1/23	$13,084	$13,851	$13,614
2/23	$12,813	$13,562	$13,137
3/23	$13,110	$13,898	$13,458
4/23	$13,368	$14,290	$13,691
5/23	$12,839	$13,771	$13,194
6/23	$13,510	$14,389	$13,786
7/23	$14,001	$14,974	$14,346
8/23	$13,463	$14,297	$13,698
9/23	$13,140	$13,846	$13,266
10/23	$12,752	$13,274	$12,718
11/23	$13,837	$14,469	$13,863
12/23	$14,455	$15,196	$14,560
1/24	$14,403	$15,045	$14,415
2/24	$15,027	$15,426	$14,780
3/24	$15,534	$15,908	$15,242
4/24	$15,235	$15,623	$14,968
5/24	$16,079	$16,076	$15,403
6/24	$16,015	$16,061	$15,388
7/24	$16,404	$16,433	$15,744
8/24	$16,740	$16,901	$16,193
9/24	$17,026	$17,356	$16,629
10/24	$16,453	$16,504	$15,813
11/24	$16,492	$16,355	$15,670
12/24	$16,143	$16,037	$15,365
1/25	$16,868	$16,683	$15,984
2/25	$17,388	$16,915	$16,206
3/25	$17,525	$16,877	$16,169
4/25	$18,006	$17,486	$16,753
5/25	$18,899	$18,287	$17,521
6/25	$19,670	$18,907	$18,115

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Lazard International Dynamic Equity ETF	22.32%	13.91%	6.95%
MSCI EAFE/ACWI ex US Linked Index	17.72%	11.30%	6.58%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%

AssetsNet	$ 39,519,963
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 61,394
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$39,519,963
# of Portfolio Holdings	260
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$61,394

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	26.2%
Industrials	15.2%
Information Technology	13.2%
Consumer Discretionary	9.5%
Health Care	7.7%
Consumer Staples	7.1%
Communication Services	6.9%
Materials	5.3%
Energy	4.5%
Utilities	3.0%
Other (includes short-term investments)	1.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Novartis AG	2.1%
Mitsubishi Electric Corp.	1.6%
Japan Post Holdings Co. Ltd.	1.5%
WH Group Ltd.	1.4%
Roche Holding AG	1.4%
Tencent Holdings Ltd.	1.4%
Wolters Kluwer NV	1.4%
Ferrari NV	1.3%
Vinci SA	1.3%

C000259183
Shareholder Report [Line Items]
Fund Name	Lazard Japanese Equity ETF
Trading Symbol	JPY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Japanese Equity ETF for the period of April 7, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Japanese Equity ETF	$15	0.60%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Lazard Japanese Equity ETF	TOPIX Net Total Return Index
03/25	$10,000	$10,000
04/25	$10,984	$10,000
05/25	$11,472	$10,389
06/25	$11,727	$10,579

Average Annual Return [Table Text Block]
Fund	Since Inception 4/7/25
Lazard Japanese Equity ETF	17.27%
TOPIX Net Total Return Index	16.00%

Performance Inception Date	Apr. 07, 2025
AssetsNet	$ 37,366,254
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 48,240
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$37,366,254
# of Portfolio Holdings	59
Portfolio Turnover Rate	3%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$48,240

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	23.2%
Financials	20.0%
Consumer Discretionary	14.6%
Information Technology	10.8%
Materials	8.7%
Consumer Staples	6.4%
Communication Services	6.3%
Health Care	2.9%
Real Estate	2.7%
Utilities	2.1%
Other (includes short-term investments)	2.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Mitsubishi UFJ Financial Group, Inc.	4.8%
Sony Group Corp.	4.3%
Hitachi Ltd.	3.8%
Sumitomo Mitsui Financial Group, Inc.	3.8%
Tokio Marine Holdings, Inc.	3.4%
Mizuho Financial Group, Inc.	3.2%
Tokyo Electron Ltd.	3.1%
Takeda Pharmaceutical Co. Ltd.	2.9%
Mitsubishi Corp.	2.9%
Nippon Telegraph & Telephone Corp.	2.7%

C000259184
Shareholder Report [Line Items]
Fund Name	Lazard Next Gen Technologies ETF
Trading Symbol	TEKY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Next Gen Technologies ETF for the period of April 7, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Next Gen Technologies ETF	$14	0.50%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Lazard Next Gen Technologies ETF	MSCI World Index
03/25	$10,000	$10,000
04/25	$11,520	$10,000
05/25	$12,676	$10,592
06/25	$13,768	$11,049

Average Annual Return [Table Text Block]
Fund	Since Inception 4/7/25
Lazard Next Gen Technologies ETF	37.16%
MSCI World Index	21.58%

Performance Inception Date	Apr. 07, 2025
AssetsNet	$ 43,697,172
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 42,815
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$43,697,172
# of Portfolio Holdings	57
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$42,815

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	68.9%
Industrials	7.9%
Financials	6.0%
Communication Services	6.0%
Consumer Discretionary	4.2%
Health Care	3.1%
Other (includes short-term investments)	3.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	4.7%
Broadcom, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.2%
Meta Platforms, Inc., Class A	3.1%
Microsoft Corp.	2.9%
Advantest Corp.	2.7%
Eaton Corp. PLC	2.5%
SK Hynix, Inc.	2.4%
Amphenol Corp., Class A	2.3%
Palo Alto Networks, Inc.	2.3%